Payments, Details - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment
#: 1
	$ 11,260	Taxes	ARGENTINA	snj:AR-Z	Argentinian Tax Authority (AFIP - Administración Federal de Ingresos Públicos) [Member]	Cerro Vanguardia [Member]	Gold and Silver [Member]	Americas [Member]
#: 2
	10,040	Royalties	ARGENTINA	snj:AR-Z	Santa Cruz Province - Secretariat of Mining of Santa Cruz [Member]	Cerro Vanguardia [Member]	Gold and Silver [Member]	Americas [Member]
#: 3
	22,420	Royalties	ARGENTINA	snj:AR-Z	Fomicruz - Fomento Minero de Santa Cruz S.E. (state company; minority shareholder in CVSA) [Member]	Cerro Vanguardia [Member]	Gold and Silver [Member]	Americas [Member]
#: 4
	50	Fees	ARGENTINA	snj:AR-Z	Fomicruz - Fomento Minero de Santa Cruz S.E. (state company; minority shareholder in CVSA) [Member]	Cerro Vanguardia [Member]	Gold and Silver [Member]	Americas [Member]
#: 5
	3,010	Comm. Social Resp.	ARGENTINA	snj:AR-Z	Santa Cruz Province - Fondo Fiduciario UniRSE [Member]	Cerro Vanguardia [Member]	Gold and Silver [Member]	Americas [Member]
#: 6
	650	Comm. Social Resp.	ARGENTINA	snj:AR-Z	Puerto San Julian Municipality - Development Agency [Member]	Cerro Vanguardia [Member]	Gold and Silver [Member]	Americas [Member]
#: 7
	1,970	Fees	ARGENTINA	snj:AR-Z	Santa Cruz Province - Agricultural Council of Santa Cruz [Member]	Cerro Vanguardia [Member]	Gold and Silver [Member]	Americas [Member]
#: 8
	190	Taxes	COLOMBIA	snj:CO-ANT	Jericó Municipality - Mayor’s Office of Jericó (Alcaldía Municipal de Jericó) [Member]	Quebradona [Member]	Copper, Gold and Silver [Member]	Projects [Member]
#: 9
	31,350	Taxes	COLOMBIA	snj:CO-TOL	Colombian Tax Authority (DIAN - Dirección de Impuestos y Aduanas Nacionales) [Member]	La Colosa [Member]	Gold, Exploration Phase [Member]	Projects [Member]
#: 10
	460	Taxes	COLOMBIA	snj:CO-ANT	Colombian Tax Authority (DIAN - Dirección de Impuestos y Aduanas Nacionales) [Member]	Quebradona [Member]	Copper, Gold, and Silver; Development Phase [Member]	Projects [Member]
#: 11
	140	Comm. Social Resp.	COLOMBIA	snj:CO-ANT	Jericó Municipality - Cultural, Infrastructure, Education & Agriculture Secretaries [Member]	Quebradona [Member]	Copper, Gold, and Silver; Development Phase [Member]	Projects [Member]
#: 12
	160	Taxes	COLOMBIA	snj:CO-ANT	Antioquia Department - Finance Ministry of Antioquia [Member]	Quebradona [Member]	Copper, Gold, and Silver; Development Phase [Member]	Projects [Member]
#: 13
	2,290	Taxes	BRAZIL	snj:BR-MG	Brazilian Federal Revenue Service (RFB - Receita Federal do Brasil) [Member]	AGA Mineração [Member]	Gold [Member]	Americas [Member]
#: 14
	1,510	Taxes	BRAZIL	snj:BR-GO	Brazilian Federal Revenue Service (RFB - Receita Federal do Brasil) [Member]	Serra Grande [Member]	Gold [Member]	Americas [Member]
#: 15
	100	Taxes	BRAZIL	snj:BR-MG	Municipal Government of Nova Lima [Member]	AGA Mineração [Member]	Gold [Member]	Americas [Member]
#: 16
	730	Taxes	BRAZIL	snj:BR-GO	Municipal Government of Nova Lima [Member]	Serra Grande [Member]	Gold [Member]	Americas [Member]
#: 17
	70	Fees	BRAZIL	snj:BR-MG	Municipal Government of Nova Lima [Member]	Serra Grande [Member]	Gold [Member]	Americas [Member]
#: 18
	480	Taxes	BRAZIL	snj:BR-MG	Municipal Government of Sabará [Member]	AGA Mineração [Member]	Gold [Member]	Americas [Member]
#: 19
	20	Fees	BRAZIL	snj:BR-MG	Municipal Government of Sabará [Member]	Serra Grande [Member]	Gold [Member]	Americas [Member]
#: 20
	2,570	Royalties	BRAZIL	snj:BR-GO	National Mining Agency [Member]	Serra Grande [Member]	Gold [Member]	Americas [Member]
#: 21
	7,720	Royalties	BRAZIL	snj:BR-MG	National Mining Agency [Member]	Serra Grande [Member]	Gold [Member]	Americas [Member]
#: 22
	27,680	Royalties	AUSTRALIA	snj:AU-WA	State Government of Western Australia - Department of Energy, Mines, Industry Regulation and Safety [Member]	Tropicana and Sunrise Dam [Member]	Gold [Member]	Australia [Member]
#: 23
	1,400	Fees	AUSTRALIA	snj:AU-WA	State Government of Western Australia - Department of Energy, Mines, Industry Regulation and Safety [Member]	Tropicana and Sunrise Dam [Member]	Gold [Member]	Australia [Member]
#: 24
	(35,260)	Taxes	AUSTRALIA	snj:AU-WA	Australian Taxation Office [Member]	Tropicana and Sunrise Dam [Member]	Gold [Member]	Australia [Member]
#: 25
	80	Fees	AUSTRALIA	snj:AU-WA	Australian Taxation Office [Member]	Tropicana and Sunrise Dam [Member]	Gold [Member]	Australia [Member]
#: 26
	110	Fees	AUSTRALIA	snj:AU-WA	State Government of Western Australia - Department of Water and Environment Regulation [Member]	Tropicana and Sunrise Dam [Member]	Gold [Member]	Australia [Member]
#: 27
	2,410	Fees	UNITED STATES	snj:US-NV	Bureau of Land Management [Member]	Nevada [Member]	Gold and Silver [Member]	Projects [Member]
#: 28
	3,330	Taxes	CANADA		Receiver General of Canada [Member]	Nevada [Member]	Gold and Silver [Member]	Projects [Member]
#: 29
	56,390	Taxes	GHANA	snj:GH-WP	Ghana Revenue Authority (GRA) [Member]	Iduapriem [Member]	Gold [Member]	Africa [Member]
#: 30
	25,090	Royalties	GHANA	snj:GH-WP	Ghana Revenue Authority (GRA) [Member]	Iduapriem [Member]	Gold [Member]	Africa [Member]
#: 31
	20,010	Royalties	GHANA	snj:GH-AH	Ghana Revenue Authority (GRA) [Member]	Obuasi [Member]	Gold [Member]	Africa [Member]
#: 32
	660	Fees	GHANA	snj:GH-WP	Minerals Commission of Ghana [Member]	Iduapriem [Member]	Gold [Member]	Africa [Member]
#: 33
	3,670	Prod. Entitlements	GHANA	snj:GH-WP	Ghana Revenue Authority (GRA) [Member]	Iduapriem [Member]	Gold [Member]	Africa [Member]
#: 34
	230	Fees	GHANA	snj:GH-WP	Tarkwa Nsuaem Municipal Assembly [Member]	Iduapriem [Member]	Gold [Member]	Africa [Member]
#: 35
	450	Comm. Social Resp.	GHANA	snj:GH-AH	Ministry of Lands and Natural Resources [Member]	Obuasi [Member]	Gold [Member]	Africa [Member]
#: 36
	740	Fees	GHANA	snj:GH-AH	Minerals Commission of Ghana [Member]	Obuasi [Member]	Gold [Member]	Africa [Member]
#: 37
	350	Taxes	GHANA	snj:GH-AH	Obuasi East Municipal Assembly [Member]	Obuasi [Member]	Gold [Member]	Africa [Member]
#: 38
	27,690	Fees	GUINEA	snj:GN-KA	Guinean Customs Authority (DGD - Direction Générale des Douanes) [Member]	Siguiri [Member]	Gold [Member]	Africa [Member]
#: 39
	330	Infrastructure	GUINEA	snj:GN-KA	Rural Municipality of Kintinian [Member]	Siguiri [Member]	Gold [Member]	Africa [Member]
#: 40
	590	Comm. Social Resp.	GUINEA	snj:GN-KA	Rural Municipality of Kintinian [Member]	Siguiri [Member]	Gold [Member]	Africa [Member]
#: 41
	350	Infrastructure	GUINEA	snj:GN-KA	Urban Municipality of Siguiri [Member]	Siguiri [Member]	Gold [Member]	Africa [Member]
#: 42
	160	Comm. Social Resp.	GUINEA	snj:GN-KA	Urban Municipality of Siguiri [Member]	Siguiri [Member]	Gold [Member]	Africa [Member]
#: 43
	2,370	Fees	GUINEA	snj:GN-KA	Local Development Fund (FODEL - Fonds de Développement Economique Local) [Member]	Siguiri [Member]	Gold [Member]	Africa [Member]
#: 44
	250	Infrastructure	GUINEA	snj:GN-KA	Boukaria District [Member]	Siguiri [Member]	Gold [Member]	Africa [Member]
#: 45
	530	Infrastructure	GUINEA	snj:GN-KA	Fatoya District [Member]	Siguiri [Member]	Gold [Member]	Africa [Member]
#: 46
	490	Infrastructure	GUINEA	snj:GN-KA	Balato District [Member]	Siguiri [Member]	Gold [Member]	Africa [Member]
#: 47
	40	Comm. Social Resp.	GUINEA	snj:GN-KA	Boukaria District [Member]	Siguiri [Member]	Gold [Member]	Africa [Member]
#: 48
	20	Comm. Social Resp.	GUINEA	snj:GN-KA	Fatoya District [Member]	Siguiri [Member]	Gold [Member]	Africa [Member]
#: 49
	20	Comm. Social Resp.	GUINEA	snj:GN-KA	Balato District [Member]	Siguiri [Member]	Gold [Member]	Africa [Member]
#: 50
	245,870	Taxes	SOUTH AFRICA	snj:ZA-GP	South African Revenue Service (SARS) [Member]			Corporate and Other [Member]
#: 51
	2,810	Taxes	TANZANIA, UNITED REPUBLIC OF	snj:TZ-27	Geita District and Town Councils [Member]	Geita [Member]	Gold [Member]	Africa [Member]
#: 52
	80	Infrastructure	TANZANIA, UNITED REPUBLIC OF	snj:TZ-27	Geita District and Town Councils [Member]	Geita [Member]	Gold [Member]	Africa [Member]
#: 53
	3,280	Comm. Social Resp.	TANZANIA, UNITED REPUBLIC OF	snj:TZ-27	Geita District and Town Councils [Member]	Geita [Member]	Gold [Member]	Africa [Member]
#: 54
	1,420	Fees	TANZANIA, UNITED REPUBLIC OF	snj:TZ-27	Inspector General of Police [Member]	Geita [Member]	Gold [Member]	Africa [Member]
#: 55
	250	Fees	TANZANIA, UNITED REPUBLIC OF	snj:TZ-27	Lake Victoria Basin Water Board [Member]	Geita [Member]	Gold [Member]	Africa [Member]
#: 56
	65,530	Royalties	TANZANIA, UNITED REPUBLIC OF	snj:TZ-27	Ministry of Minerals [Member]	Geita [Member]	Gold [Member]	Africa [Member]
#: 57
	2,080	Fees	TANZANIA, UNITED REPUBLIC OF	snj:TZ-27	Ministry of Minerals [Member]	Geita [Member]	Gold [Member]	Africa [Member]
#: 58
	200	Fees	TANZANIA, UNITED REPUBLIC OF	snj:TZ-27	Tanzania Electric Supply Company Limited (TANESCO) [Member]	Geita [Member]	Gold [Member]	Africa [Member]
#: 59
	490	Fees	TANZANIA, UNITED REPUBLIC OF	snj:TZ-27	Tanzania Forest Services Agency (TFS) [Member]	Geita [Member]	Gold [Member]	Africa [Member]
#: 60
	$ 78,940	Taxes	TANZANIA, UNITED REPUBLIC OF	snj:TZ-27	Tanzania Revenue Authority (TRA) [Member]	Geita [Member]	Gold [Member]	Africa [Member]